Derivatives - Effect of Derivative Financial Instruments on Statement of Financial Position (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other receivables
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities
Interest Rate Caps | Total derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	$ 0	$ 12,000
Derivative liability	2,964,000	3,363,000
Notional	1,975,606,000	2,100,606,000
Interest Rate Swap | Total derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	0	0
Derivative liability	4,521,000	307,000
Notional	1,100,606,000	1,100,606,000
Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets		12,000
Derivative liability	7,485,000	3,670,000
Notional	3,076,212,000	3,201,212,000
Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments | Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	0	12,000
Derivative liability	$ 7,485,000	$ 3,670,000